Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
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Goodwill and Intangible Assets, Net
17)	GOODWILL AND INTANGIBLE ASSETS, NET
17.1) BALANCES AND CHANGES DURING THE PERIOD

As of December 31, 2021 and 2020, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

	2021			2020
	Cost	Accumulated amortization	Carrying amount	Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	$7,984	—	7,984	$8,506	—	8,506
Intangible assets of definite useful life:
Extraction rights	1,781	(431)	1,350	1,774	(416)	1,358
Industrial property and trademarks	45	(22)	23	44	(20)	24
Customer relationships	196	(196)	—	196	(196)	—
Mining projects	52	(7)	45	49	(6)	43
Internally developed software	689	(461)	228	636	(423)	213
Others intangible assets	351	(218)	133	398	(290)	108

	$11,098	(1,335)	9,763	11,603	(1,351)	10,252

Changes in consolidated goodwill for the years ended December 31, 2021, 2020 and 2019, were as follows:

	2021	2020	2019

Balance at beginning of period	$8,506	9,562	9,912
Impairment losses	(440)	(1,020)	—
Business combinations (note 5.1)	5	2	—
Reclassification to assets held for sale (notes 5.2, 5.3 and 14.1)	(2)	(9)	(371)
Foreign currency translation effects	(85)	(29)	21

Balance at end of period	$7,984	8,506	9,562

Changes in intangible assets of definite life in 2021, 2020 and 2019, were as follows:

	2021
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total

Balance at beginning of period	$1,358	24	43	213	108	1,746
Impairment losses (note 2)	—	—	—	(49)	(4)	(53)
Amortization for the period	(24)	(2)	(1)	(71)	(22)	(120)
Additions (disposals), net 1	27	—	2	132	53	214
Foreign currency translation effects	(11)	1	1	3	(2)	(8)

Balance at the end of period	$1,350	23	45	228	133	1,779

	2020
	Extraction rights	Industrial property and trademarks	Mining projects	Internally developed software 1	Others	Total	2019

Balance at beginning of period	$1,590	24	43	253	118	2,028	2,024
Impairment losses (note 2)	(181)	–	–	–	(13)	(194)	—
Amortization for the period	(21)	(2)	(1)	(79)	(27)	(130)	(124)
Additions (disposals), net 1	(33)	–	–	40	26	33	81
Business combinations (note 5.1)	—	2	—	—	5	7	—
Reclassifications	—	—	—	—	—	—	(2)
Foreign currency translation effects	3	–	1	(1)	(1)	2	49

Balance at the end of period	$1,358	24	43	213	108	1,746	2,028

1
Includes the capitalized direct costs incurred in th
e
 development stage of
internal-use
software, such as professional fees, direct labor and related travel expenses. The capitalized amounts are amortized to the statement of operations over a period ranging from 3 to 5 years.

In 2021, CEMEX recognized impairment losses in connection with its internally developed software of $49 considering certain obsolescence generated by the significant replacement of the applications platform during the period. In 2020, in connection with the idle status of North Brooksville plant in the United States (notes 2 and

16.1), CEMEX also recognized a
non-cash
impairment charge of $181 associated with the operating permits related to such plant considering that the book value of such permits will not be recovered through normal use before their expiration and $13 of other intangible assets.

17.2)	ANALYSIS OF GOODWILL IMPAIRMENT
At least once a year during the last quarter or when impairment indicators exist, CEMEX analyses the possible impairment of goodwill by means of determining the value in use of its Cash Generating Units (“CGUs”) to which goodwill balances have been allocated. The value in use is represented by the discounted cash flows projections for the next five years related to such CGUs using risk adjusted discount rates. In addition to the periodic goodwill impairment tests performed at year end 2020, considering the negative effects on its operating results caused by the
COVID-19
Pandemic (note 2), as well as the high uncertainty and lack of visibility in relation to the duration and consequences in the different markets where the Company operates, management considered that impairment indicators occurred during the third quarter of 2021 and 2020 in its operating segments in Spain and the United Arab Emirates (“UAE”) in 2021, and in the United States, Spain, Egypt and the United Arab Emirates in 2020, and consequently carried out impairment analyses of goodwill as of September 30, 2021 and 2020 in these operating segments.
As a result of these impairment analyses, in the third quarter of 2021 and 2020, the Company recognized within Other expenses, net (note 8) in the statement of operations, non-cash
goodwill impairment losses for aggregate amounts of $440 and $1,020, respectively, related, in 2021, to the operating segments in Spain of $317, UAE of $96, representing the entire goodwill allocated to UAE’s operating segment, as well as $27 related to CEMEX’s Information Technology business due to reorganization, and in 2020, related with its operating segment in the United States. No other impairment test of goodwill as of September 30, 2021 and 2020 resulted in additional goodwill impairment losses.
Furthermore, CEMEX did not determine additional impairment losses in its goodwill impairment test as of December 31, 2021 and 2020 in any of the groups of CGUs to which goodwill balances have been allocated. In 2019, CEMEX did not determine goodwill impairment losses.
In 2021, the impairment losses in Spain and UAE referred, in both cases, in the aftermath of the
COVID-19
Pandemic (note 2), to disruptions in the supply chains that have generated increases in the estimated production and transportation costs that are considered will be sustained in the mid-term.
These negative effects significantly reduced the value in use of the reporting segments in Spain and UAE as of September 30, 2021 as compared to the valuations determined as of December 31, 2020, entirely generated by reductions in the projected Operating EBITDA as a result of the aforementioned increases in costs, considering that discount rates and long-term growth rates remained unchanged, which were 7.7% and 1.5% in Spain, respectively, as well as 8.3% and 2.6% in UAE, respectively.
In 2020, the impairment loss in the United States resulted from the high volatility, lack of visibility and reduced outlook associated with the effects of the
COVID-19
Pandemic which made CEMEX reduce its cash-flows projections in such country from 7 to 5 years as well as reduce its long-term growth rate from 2.5% to 2%. Such changes significantly reduced the value in use as of September 30, 2020, which decreased by 25.7% as compared to December 31, 2019. Of this reduction, 51.5 percentage points (“p.p.”) were related to the decrease of two years in the cash flows projections, 27.3 p.p. resulted from the reduction in the long-term growth rate used to determine the terminal value which changed from 2.5% in 2019 to 2.0% as of September 30, 2020, and 28.3 p.p.

resulted from the

slowdown of sales growth over the projected years, partially compensated by a positive effect of 7.1 p.p. associated with the reduction in the discount rate which decreas ed
 from 7.8% in 2019 to 7.7% as of September 30, 2020.
As of December 31, 2021 and 2020, goodwill balances allocated by Operating Segment were as follows:

	2021	2020

Mexico	$361	372
United States	6,449	6,449
EMEAA
United Kingdom	280	292
France	213	229
Spain	158	463
Philippines	89	95
United Arab Emirates	—	96
Rest of EMEAA 1	48	44
SCA&C
Colombia	244	283
Caribbean TCL	83	92
Rest of SCA&C 2	59	64
Others
Other reporting segments 3	—	27

	$7,984	8,506

1	This caption refers to the operating segments in Israel, the Czech Republic and Egypt.
2	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.
3	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.
As of December 31, 2021, 2020 and 2019, CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates 1
Groups of CGUs	2021	2020	2019	2021	2020	2019
United States	7.2%	7.3%	7.8%	2.0%	2.0%	2.5%
Spain	7.6%	7.7%	8.3%	1.5%	1.5%	1.6%
United Kingdom	7.3%	7.4%	8.0%	1.5%	1.6%	1.5%
France	7.3%	7.4%	8.0%	1.4%	1.7%	1.4%
Mexico	8.4%	8.3%	9.0%	1.0%	1.1%	2.4%
Colombia	8.5%	8.4%	8.9%	3.5%	2.5%	3.7%
United Arab Emirates	—	8.3%	8.8%	—	2.6%	2.5%
Egypt	10.7%	10.2%	10.3%	3.0%	5.6%	6.0%
Range of rates in other countries	7.4% – 11.7%	7.2% – 15.5%	8.1% – 11.5%	1.7% – 6.0%	(0.3%) – 6.5%	1.6% – 6.5%

1	The long-term growth rates are generally based on projections issued by the International Monetary Fund (“IMF”).
The discount rates used by CEMEX in its cash flows projections to determine the value in use of its operating segments as of December 31, 2021 changed slightly as compared to 2020 in a range of
-0.1%
up to 0.5%. This was mainly generated for the effect that significantly increases the discount rates of the weighing of debt in the calculation of the discount rates that decreased from 34.6% in 2020 to 26.9% in 2021 as well as the market risk premium which increased from 5.7% in 2020 to 5.8% in 2021. These increasing effects were offset by the decrease in the risk-free rate associated to CEMEX changed from 2.2% in 2020 to 1.8% in 2021, as well as by the reduction in the public comparable companies’ stock volatility (beta) that changed from 1.19 in 2020 to 1.12 in 2021. As of December 31, 2021, the funding cost observed in the industry of 4.1% remained unchanged against 2020, while the specific risk rates of each country experienced mixed non-significant
changes in 2021 as compared to 2020 in the majority of the countries. In addition, as preventive measures to continue considering the relative prevailing high uncertainty, volatility and reduced visibility in the aftermath of the
COVID-19
Pandemic
 (note 2),
 CEMEX reduced in certain countries its long-term growth rates used in their cash flows projections as of December 31, 2021 as compared to the International Monetary Fund (“IMF”) projections such as in Mexico in 1.0% and Egypt in 2.8%. These long-term growth rates will be revised upwards or downwards again in the future as new economic data is available.
The discount rates used by CEMEX in its cash flows projections to determine the value in use of its operating segments as of December 31, 2020 generally decreased as compared to 2019 in a range of 0.1% up to 1.5%, mainly as a result of a decrease in 2020 in the funding cost observed in the industry that changed from 5.4% in 2019 to 4.1% in 2020 as well as the weighing of debt in the calculation of the discount rates that increased from 31.7% in 2019 to 34.6% in 2020. The risk-free rate associated to CEMEX changed from 2.9% in 2019 to 2.2% in 2020, nonetheless, increases in the specific risk rates of each country and in the market risk premium which changed from 5.6% in 2019 to 5.7% in 2020, resulted in that total cost of equity remained significantly flat in 2020 as compared to 2019 in the majority of the countries. These reductions were partially offset by a slight increase in the public comparable companies’ stock volatility (beta) that changed from 1.08 in 2019 to 1.19 in 2020. Moreover, in 2020, as preventive measure to consider the then high uncertainty, volatility and reduced visibility related to the negative effects of the
COVID-19
Pandemic, CEMEX significantly reduced in certain countries its long-term growth rates used in their cash flows projections as of December 31, 2020 as compared to the IMF projections such as in the United States in 0.5%, Mexico in 1.3% and Colombia in 1.2%.
In addition, the discount rates used by CEMEX in its cash flows projections to determine the value in use of its operating segments as of December 31, 2019 generally decreased as compared to 2018 in a range of 0.6% up to 2.6%, mainly because of a decrease in 2019 in the funding cost observed in the industry that changed from 7.3% in 2018 to 5.4% in 2019. The risk-free rate associated to CEMEX remained significantly flat in the level of 2.9%, while the country risk-specific rates decreased slightly in 2019 in most cases. These reductions were partially offset by a slight increase in the public comparable companies’ stock volatility (beta) that changed from 1.06 in 2018 to 1.08 in 2019 and the decrease in the weighing of debt in the calculation of the discount rates that changed from 33.5% in 2018 to 31.7% in 2019.
In connection with the discount rates and long-term growth rates included in the table above, CEMEX verified the reasonableness of its conclusions using sensitivity analyses to changes in assumptions, affecting the value in use of all groups of CGUs with an independent reasonably possible increase of 1% in the pre-tax
discount rate,

an independent possible decrease of 1% in the long-term growth rate, as well as using multiples of Operating

EBITDA, by means of which, CEMEX determined a weighted-average multiple of Operating EBITDA to enterprise value observed in recent mergers and acquisitions in the industry. The average multiple was then applied to a stabilized amount of Operating EBITDA and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill has been allocated. CEMEX considered an industry average Operating EBITDA multiple of 11.5 times in 2021, 2020 and 2019.
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the multiples of Operating EBITDA, in those operating segments that presented impairment charges or relative impairment risk during 2021, are as follows:

		Additional effects of the sensitivity analyses to the charges recognized from the changes in assumptions as of December 31, 2021
Operating segment	Impairment losses recognized	Discount rate +1%	Long-term growth rate –1%	Multiples Operating EBITDA 11.5x

Spain	$317	57	42	—
United States	—	238	—	—

The factors considered by the Company’s management that could cause the hypothetical scenarios of the previous sensitivity analysis in Spain and the United States are, in relation to the discount rate, an independent increase of 300 bps in the industry funding cost observed as of December 31, 2021 of 4.1% or, an independent increase in the risk-free rate of 190bps over the rates of 2.4% in Spain and 1.8% in the United States. Nonetheless, such assumptions did not seem reasonable as of December 31, 2021.
As of December 31, 2021, except for the operating segments in Spain and the United States presented in the table above, none of the other sensitivity analyses indicated a potential impairment risk in CEMEX’s operating segments. CEMEX continually monitors the evolution of the group of CGUs to which goodwill has been allocated that have presented relative goodwill impairment risk in any of the reported periods and, if the relevant economic variables and the related value in use would be negatively affected, it may result in a goodwill impairment loss in the future.
As of December 31, 2021 and 2020, goodwill allocated to its operating segment in the United States accounted for 81% and 76%, respectively, of CEMEX’s total amount of consolidated goodwill. In connection with CEMEX’s determination of value in use relative to its groups of CGUs in the United States in the reported periods, CEMEX has considered several factors, such as the historical performance of such operating segment, including the operating results in recent years, the long-term nature of CEMEX’s investment, the signs of recovery in the construction industry over the last years, the significant economic barriers for new potential competitors considering the high investment required, and the lack of susceptibility of the industry to technology improvements or alternate construction products, among other factors. To improve its assurance, as mentioned above, CEMEX verified its conclusions using sensitivity analyses over Operating EBITDA multiples of recent sale transaction within the industry occurred in such country, as well as macroeconomic information regarding gross domestic product and cement consumption over the projected periods issued by the International Monetary Fund and the U.S. Portland Cement Association, respectively.